Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
Total current income tax expense	$ 5,814	$ 8,719	$ 125
Total deferred income tax expense	(16)	(2,677)	1,433
Total provision for income taxes	5,798	6,042	1,558
Israel
Income Tax Examination [Line Items]
Total current income tax expense	(225)	4	4
Total deferred income tax expense	0	0	0
International
Income Tax Examination [Line Items]
Total current income tax expense	6,039	8,715	121
Total deferred income tax expense	$ (16)	$ (2,677)	$ 1,433